Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 15,182	$ 369	$ 146,556,418	$ (136,281,630)	$ 10,290,339
Balance, shares at Dec. 31, 2022		1,518,158	3,677,775
Issuance and sale of common stock, net of issuance costs			$ 81	2,348,692		2,348,773
Issuance and sale of common stock, net of issuance costs, shares			817,860
Stock-based compensation:
Restricted share units			$ 9	4,633,655		4,633,664
Restricted share units, shares			89,840
Options				3,141,803		3,141,803
Net loss					(10,417,704)	(10,417,704)
Common stock				7,500		7,500
Common stock, shares			1,442
Conversion of Series B Convertible Preferred Stock into common stock		$ (1,200)	$ 12	1,188
Conversion of Series B Convertible Preferred Stock into common stock, shares		(120,000)	120,000
Balance at Dec. 31, 2023		$ 13,982	$ 471	156,689,256	(146,699,334)	10,004,375
Balance, shares at Dec. 31, 2023		1,398,158	4,706,917
Stock-based compensation:
Restricted share units			$ 10	985,028		985,038
Restricted share units, shares			97,827
Options				1,043,336		1,043,336
Net loss					(2,223,255)	(2,223,255)
Common stock issued in connection with warrant exchange	[1]		$ 200	4,742,043		4,742,243
Common stock issued in connection with warrant exchange, shares	[1]		2,000,000
Return and cancellation of shares in lieu of payroll tax withholding			$ (4)	(48,406)		(48,410)
Return and cancellation of shares in lieu of payroll tax withholding, shares			(34,825)
Balance at Mar. 31, 2024		$ 13,982	$ 677	163,411,257	(148,922,589)	14,503,327
Balance, shares at Mar. 31, 2024		1,398,158	6,769,919
Balance at Dec. 31, 2023		$ 13,982	$ 471	156,689,256	(146,699,334)	10,004,375
Balance, shares at Dec. 31, 2023		1,398,158	4,706,917
Stock-based compensation:
Net loss						(7,343,233)
Balance at Sep. 30, 2024		$ 13,982	$ 692	164,019,809	(154,042,567)	9,991,916
Balance, shares at Sep. 30, 2024		1,398,158	6,919,919
Balance at Dec. 31, 2023		$ 13,982	$ 471	156,689,256	(146,699,334)	$ 10,004,375
Balance, shares at Dec. 31, 2023		1,398,158	4,706,917
Exercise of stock options, shares
Stock-based compensation:
Restricted share units			$ 10	985,028		$ 985,038
Restricted share units, shares			97,827
Options				1,827,528		1,827,528
Net loss					(8,979,381)	(8,979,381)
Common stock issued in connection with warrant exchange	[2]		$ 200	4,742,043		4,742,243
Common stock issued in connection with warrant exchange, shares	[2]		2,000,000
Return and cancellation of shares in lieu of payroll tax withholding			$ (4)	(48,406)		(48,410)
Return and cancellation of shares in lieu of payroll tax withholding, shares			(34,825)
Common stock issued in connection with abeyance shares			$ 15	(15)
Common stock issued in connection with abeyance shares, shares			150,000
Balance at Dec. 31, 2024		$ 13,982	$ 692	164,195,434	(155,678,715)	8,531,393
Balance, shares at Dec. 31, 2024		1,398,158	6,919,919
Balance at Mar. 31, 2024		$ 13,982	$ 677	163,411,257	(148,922,589)	14,503,327
Balance, shares at Mar. 31, 2024		1,398,158	6,769,919
Common stock issued in connection with abeyance shares			$ 15	(15)
Common stock issued in connection with abeyance shares, shares			150,000
Stock-based compensation:
Options				324,322		324,322
Net loss					(4,028,562)	(4,028,562)
Balance at Jun. 30, 2024		$ 13,982	$ 692	163,735,564	(152,951,151)	10,799,087
Balance, shares at Jun. 30, 2024		1,398,158	6,919,919
Stock-based compensation:
Options				284,245		284,245
Net loss					(1,091,416)	(1,091,416)
Balance at Sep. 30, 2024		$ 13,982	$ 692	164,019,809	(154,042,567)	9,991,916
Balance, shares at Sep. 30, 2024		1,398,158	6,919,919
Balance at Dec. 31, 2024		$ 13,982	$ 692	164,195,434	(155,678,715)	8,531,393
Balance, shares at Dec. 31, 2024		1,398,158	6,919,919
Exercise of stock options			$ 3	42,408		42,411
Exercise of stock options, shares			29,249
Issuance and sale of common stock, net of issuance costs	[3]		$ 49	901,561		901,610
Issuance and sale of common stock, net of issuance costs, shares	[3]		492,087
Common stock issued in connection with abeyance shares			$ 6	(6)
Common stock issued in connection with abeyance shares, shares			63,525
Stock-based compensation:
Options				2,009,126		2,009,126
Net loss					(5,339,799)	(5,339,799)
Balance at Mar. 31, 2025		$ 13,982	$ 750	167,148,523	(161,018,514)	6,144,741
Balance, shares at Mar. 31, 2025		1,398,158	7,504,780
Balance at Dec. 31, 2024		$ 13,982	$ 692	164,195,434	(155,678,715)	8,531,393
Balance, shares at Dec. 31, 2024		1,398,158	6,919,919
Issuance and sale of common stock, net of issuance costs			$ 1,100,000
Stock-based compensation:
Net loss						(11,034,339)
Balance at Sep. 30, 2025		$ 13,982	$ 797	168,905,254	(166,713,054)	2,206,979
Balance, shares at Sep. 30, 2025		1,398,158	7,978,117
Balance at Mar. 31, 2025		$ 13,982	$ 750	167,148,523	(161,018,514)	6,144,741
Balance, shares at Mar. 31, 2025		1,398,158	7,504,780
Issuance and sale of common stock, net of issuance costs	[4]		$ 47	888,091		888,138
Issuance and sale of common stock, net of issuance costs, shares	[4]		473,337
Stock-based compensation:
Options				468,708		468,708
Net loss					(2,656,263)	(2,656,263)
Balance at Jun. 30, 2025		$ 13,982	$ 797	168,505,322	(163,674,777)	4,845,324
Balance, shares at Jun. 30, 2025		1,398,158	7,978,117
Stock-based compensation:
Options				399,932		399,932
Net loss					(3,038,277)	(3,038,277)
Balance at Sep. 30, 2025		$ 13,982	$ 797	$ 168,905,254	$ (166,713,054)	$ 2,206,979
Balance, shares at Sep. 30, 2025		1,398,158	7,978,117

[1]	Represents the aggregate fair value of 3,351,580 shares of common stock, which includes 2,000,000 shares that were issued at the time of the warrant exchange and 1,351,580 shares that were held in abeyance at the time of the warrant exchange. See Note 4 - Stockholders’ Equity - Warrant Exercise and Issuance and Note 5 - Fair Value Measurement for additional details.
[2]	Represents the aggregate fair value of 3,351,580 shares of common stock, which includes 2,150,000 shares that have been issued and 1,201,580 shares held in abeyance. See Note 6 - Stockholders’ Equity - Warrant Exercise and Issuance and Note 9 - Fair Value Measurement for additional details.
[3]	Represents the gross proceeds of $1,083,915, less issuance costs of $182,305, resulting in net proceeds of $901,610. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.
[4]	Represents the gross proceeds of $927,335, less issuance costs of $39,197, resulting in net proceeds of $888,138. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.